Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 1,986,760	¥ 1,335,369
Accrued benefit cost	(105,067)	(89,092)
Domestic, Japan | Non-contributory pension benefits and SIP
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,547,273	1,692,105
Service cost	34,653	41,026
Interest cost	20,547	14,356
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	(216)	(584)
Amendments	0	0
Actuarial loss (gain)	(69,696)	(113,554)
Benefits paid	(65,641)	(65,897)
Lump-sum payment	(18,341)	(20,179)
Translation adjustments and other	0	0
Benefit obligation at end of fiscal year	1,448,579	1,547,273	¥ 1,692,105
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,774,572	2,890,503
Actual return on plan assets	598,836	(76,526)
Employer contributions	25,521	26,734
Acquisitions/ Divestitures	42	(242)
Plan participants’ contributions	0	0
Benefits paid	(65,641)	(65,897)
Translation adjustments and other	0	0
Fair value of plan assets at end of fiscal year	3,333,330	2,774,572	2,890,503
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,902,768	1,245,150
Accrued benefit cost	(18,017)	(17,851)
Net amount recognized	1,884,751	1,227,299
Plan assets, decrease related to buyout		327,203
Foreign offices and subsidiaries | Pension benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	194,843	619,739
Service cost	13,055	16,808	16,853
Interest cost	8,414	20,573	11,233
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	2,173	(77,231)
Amendments	(608)	(1,250)
Actuarial loss (gain)	(1,190)	(98,693)
Benefits paid	(30,940)	(33,456)
Lump-sum payment	(4,087)	(4,476)
Translation adjustments and other	16,341	(247,171)
Benefit obligation at end of fiscal year	198,001	194,843	619,739
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	215,819	705,864
Actual return on plan assets	(6,764)	(126,085)
Employer contributions	2,045	1,277
Acquisitions/ Divestitures	0	(100,438)
Plan participants’ contributions	0	0
Benefits paid	(30,940)	(33,456)
Translation adjustments and other	16,831	(231,343)
Fair value of plan assets at end of fiscal year	196,991	215,819	705,864
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	82,633	89,109
Accrued benefit cost	(83,643)	(68,133)
Net amount recognized	(1,010)	20,976
Benefit obligation, decrease related to buyout		327,203
Foreign offices and subsidiaries | Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	24,195	30,791
Service cost	52	97	140
Interest cost	1,216	1,002	494
Plan participants’ contributions	477	689
Acquisitions/ Divestitures	0	(3,818)
Amendments	0	0
Actuarial loss (gain)	(643)	(5,329)
Benefits paid	(2,676)	(3,785)
Translation adjustments and other	3,098	4,548
Benefit obligation at end of fiscal year	25,719	24,195	30,791
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	22,197	39,528
Actual return on plan assets	620	(6,722)
Acquisitions/ Divestitures	0	(5,649)
Plan participants’ contributions	477	689
Benefits paid	(2,676)	(3,785)
Translation adjustments and other	2,905	6,240
Fair value of plan assets at end of fiscal year	23,671	22,197	¥ 39,528
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,359	1,110
Accrued benefit cost	(3,407)	(3,108)
Net amount recognized	(2,048)	(1,998)
Foreign offices and subsidiaries | Other benefits netting
Change in plan assets:
Employer contributions	¥ 148	¥ (8,104)